Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2013
Net periodic benefit cost of defined benefit plans

The net periodic benefit cost of the defined benefit plans includes the following components.

Japanese entities’ plans—

	Millions of yen
	Six months ended September 30
	2012	2013
Service cost	¥4,608	¥4,237
Interest cost	2,148	1,721
Expected return on plan assets	(2,043)	(2,486)
Amortization of net actuarial losses	1,738	1,336
Amortization of prior service cost	(771)	(574)

Net periodic benefit cost	¥5,680	¥4,234

	Millions of yen
	Three months ended September 30
	2012	2013
Service cost	¥2,396	¥2,070
Interest cost	1,074	861
Expected return on plan assets	(1,022)	(1,243)
Amortization of net actuarial losses	869	668
Amortization of prior service cost	(384)	(287)

Net periodic benefit cost	¥2,933	¥2,069